Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Accumulated Other Comprehensive Loss
14.	Accumulated Other Comprehensive Loss

As at June 30, 2015 and December 31, 2014, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2015	2014
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(365)	(468)
Pension adjustments, net of tax recoveries	(30,073)	(29,888)
Unrealized loss on marketable securities	(430)	—
Foreign exchange gain on currency translation	1,405	2,058

	(29,463)	(28,298)